ACCOUNTING POLICIES AND ESTIMATES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of estimated useful lives of the assets
Description	Estimated Useful Life

Kiosks (not used in the Company’s current business)	7 years

Computer equipment	3 years

Leasehold improvements	Lesser of estimated useful life or life of lease

Office equipment	10 years

Description	Estimated Useful Life

Kiosks	7 years

Computer equipment	3 years

Leasehold improvements	Lesser of estimated useful life or life of lease

Office equipment	10 years